Subsequent Events (Details)			1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 15, 2015 USD ($) $ / shares shares	Sep. 12, 2013 shares	Jan. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Nov. 30, 2015 shares	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CAD shares	Jun. 30, 2014 USD ($) $ / shares CAD / shares shares	Dec. 31, 2013 shares	Jun. 30, 2013 shares
Subsequent Events (Textuals)
Common stock, Shares issued						43,733,598	39,455,931		35,992,343
Common stock, Par value | $ / shares						$ 0.001	$ 0.001		$ 0.001
Net proceeds from exercise of warrants | $						$ 2,566,660	$ 1,404,177
Warrants exercise price | CAD / shares									$ 0.50
Warrants outstanding						17,904,445	13,472,870		5,987,000		6,200,000
Deferred costs | $							$ 550,119
Stock options [Member]
Subsequent Events (Textuals)
Forfeited							(72,214)	(72,214)	(52,786)
Warrants for services [Member]
Subsequent Events (Textuals)
Net proceeds from exercise of warrants							$ 138,000	CAD 172,500
Number of warrants issued		300,000					345,000	345,000		300,000
Warrants [Member]
Subsequent Events (Textuals)
Warrants outstanding							13,472,870
Subsequent Event [Member]
Subsequent Events (Textuals)
Common stock, Shares issued	4,277,667
Common stock, Par value | $ / shares	$ 0.60
Warrants exercise price | $ / shares	$ 0.786
Warrants outstanding	4,372,863
Subsequent Event [Member] | Stock options [Member]
Subsequent Events (Textuals)
Forfeited							50,000	50,000
Stock options exercisable price | $ / shares							$ 1.05
Subsequent Event [Member] | Warrants for services [Member]
Subsequent Events (Textuals)
Number of warrants issued							60,000	60,000
Warrants vested			20,000	20,000	20,000
Warrants exercise price | $ / shares			$ 0.75
Warrants expiration date			Jul. 15, 2020
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Events (Textuals)
Number of warrants issued	93,908
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Jul. 15, 2020
Warrants expiration term	5 years
Percentage of agent fee of warrant	7.00%
Percentage of warrant sold	5.00%
Cash commission | $	$ 80,575
Subsequent Event [Member] | Warrants [Member]
Subsequent Events (Textuals)
Common stock, Par value | $ / shares	$ 0.001
Net proceeds from exercise of warrants | $	$ 2,566,660
Number of warrants issued	4,277,667
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Jul. 31, 2020
Warrants expiration term	5 years
Deferred costs | $	$ 565,000
Carrying amount of deferred costs | $	$ 1,921,085